Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Income tax rate	24.00%	24.00%
Paid-in capital	RM 6,903,616		RM 2,171,649		$ 1,544,606
Gross business income				RM 50,000,000
Tax rate percentage				17.00%
Income tax expenses	RM 2,833,617	$ 633,990	RM 1,355,882
Malaysia [Member]
Income Taxes [Line Items]
Income tax rate	24.00%	24.00%
Malaysia [Member]
Income Taxes [Line Items]
Paid-in capital	RM 2,500,000			RM 2,500,000
Tax rate percentage				24.00%
Income tax expenses				RM 600,000